Subordinated Debentures-Schedule of Net of Holdings in Debentures (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2021 $ / shares
Disclosure of detailed information about borrowings [line items]
Conversion of rate outstanding NVCC	125.00%
Conversion foreign currency | $ / shares			$ 5.00
US dollar [member]
Disclosure of detailed information about borrowings [line items]
Conversion foreign currency | $ / shares			5.00
Subordinated debentures non viability contingent capital [member]
Disclosure of detailed information about borrowings [line items]
Conversion of rate outstanding NVCC	150.00%
Conversion of floor price | $ / shares			$ 5.00
June 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	Redeemable at any time
December 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	On December 8, 2020, the Bank redeemed these notes at 100% of their principal amount plus accrued interest to the redemption date.
Percentage of the principal amount of subordinated debt redeemable	100.00%	100.00%
December 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	US$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year, until maturity in December 2025.
Carrying value | $	$ 1,250	$ 1,250
March 2027 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Mar. 30, 2022	Mar. 30, 2022
Borrowings interest rate basis	Redeemable on or after March 30, 2022. After March 30, 2022, interest will be payable at an annual rate equal to the three-month bankers’ acceptance rate plus 1.19%.
Borrowings, adjustment to interest rate basis	1.19%	1.19%
January 2029 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Jan. 18, 2024	Jan. 18, 2024
Borrowings interest rate basis	Redeemable on or after January 18, 2024. After January 18, 2024, interest will be payable at an annual rate equal to the three-month bankers’ acceptance rate plus 1.58%.
Borrowings, adjustment to interest rate basis	1.58%	1.58%
July 2029 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Jul. 03, 2024	Jul. 03, 2024
Borrowings interest rate basis	Redeemable on or after July 3, 2024. After July 3, 2024, interest will be payable at an annual rate equal to the three-month bankers’ acceptance rate plus 1.18%.
Borrowings, adjustment to interest rate basis	1.18%	1.18%
August 2085 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	US$76 million bearing interest at a floating rate of the offered rate for six-month US$ LIBOR plus 0.125%. Redeemable on any interest payment date.
Borrowings, adjustment to interest rate basis	0.125%	0.125%
Carrying value | $	$ 76	$ 76
Subordinated debentures repurchased value | $	$ 7